Note 4 - Vessels, Net	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]

4.         Vessels, net

The amounts in the accompanying consolidated balance sheets are as follows:

	Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2020	138,401,404	(32,940,139)	105,461,265
- Depreciation for the year	-	(6,556,256)	(6,556,256)
- Capitalized expenses	400,981	-	400,981
Balance, December 31, 2020	138,802,385	(39,496,395)	99,305,990
- Depreciation for the year	-	(7,656,638)	(7,656,638)
- Delivery of M/V “Blessed Luck”	12,127,945	-	12,127,945
- Delivery of M/V “Good Heart”	24,673,602	-	24,673,602
- Capitalized expenses	41,920	-	41,920
Balance, December 31, 2021	175,645,852	(47,153,033)	128,492,819

During the year ended December 31, 2020, M/V “Pantelis” completed the installation of its Water Ballast Treatment system onboard for a total cost of $0.3 million. During the year ended December 31, 2020 the Company’s vessels were equipped with smart bunkers monitoring systems (“Flow meters”) for a total cost of $0.1 million. For the year ended December 31, 2021, the fleet was equipped with a number of smart monitoring systems for a total cost of $0.04 million. All these installations were qualified as vessel improvements and were therefore capitalized.

On May 6, 2021, Blessed Luck Shipowners Ltd. signed a memorandum of agreement to purchase M/V “Blessed Luck” a 76,704 DWT 2004-built drybulk carrier, for a purchase price plus costs to make the vessel available for use of $12,127,945. M/V “Blessed Luck” was delivered to the Company on May 28, 2021.

On August 16, 2021, Good Heart Shipping Ltd. signed a memorandum of agreement to purchase M/V “Good Heart” a 62,996 DWT 2014-built drybulk carrier, for a purchase price plus costs to make the vessel available for use of $24,673,602. M/V “Good Heart” was delivered to the Company on September 22, 2021.

In light of the economic downturn and the prevailing conditions in the shipping industry, as of December 31, 2020, the Company performed the undiscounted cash flow test for those operating vessels whose carrying values were above their respective market values and determined that the net book value of its vessels held for use was recoverable. As of December 31, 2021, there were no indicators of impairment for any of the Company’s vessels.

As of December 31, 2021, all vessels are used as collateral under the Company’s loan agreements (see Note 7).